LEASE - Lease receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current
Account receivable - Operating lease	¥ 11,816	$ 1,619	¥ 14,683
Account receivable - Sales-type lease	2,178	298	1,515
Total	¥ 13,994	$ 1,917	¥ 16,198